Note 9 - Income (Loss) per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes To Financial Statements [Abstract]
Income (Loss) per Common Share

Note 6. Income (Loss) Per Common Share

We calculate basic earnings per common share on the basis of the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is calculated using the weighted average number of shares of common stock outstanding during the period plus the effect of potential dilutive common shares during the period using the treasury stock and if-converted methods.

Potential dilutive shares of common stock include outstanding unvested restricted stock awards, deferred restricted stock units, unvested performance based units and convertible preferred stock (collectively referred to as dilutive units) for all periods presented.

The following table represents net (loss) income per common share – basic and diluted (in thousands, except income
(loss) per share):

	Three Months Ended March 31,
	2026	2025
Numerator
Income from continuing operations	$164,653	$25,672
Loss from discontinued operations	(183,681)	3,200
Preferred stock dividends	(132)	(138)
Net (loss) income applicable to common stockholders	$(19,160)	$28,734

Denominator
Basic weighted average common shares	670,392	632,047
Dilutive units	4,762	2,661
Diluted weighted average common shares	675,154	634,708

Basic income (loss) per share:
Income from continuing operations	$0.25	$0.04
(Loss) income from discontinued operations	(0.28)	0.01
Basic (loss) earnings per common share after preferred dividends	$(0.03)	$0.05

Diluted income (loss) per share:
Income from continuing operations	$0.24	$0.04
(Loss) income from discontinued operations	(0.27)	0.01
Diluted (loss) earnings per common share after preferred dividends	$(0.03)	$0.05

Note 9: Income (Loss) per Common Share

We calculate basic income (loss) per share using, as the denominator, the weighted average number of common shares outstanding during the period. Diluted income (loss) per share uses, as its denominator, the weighted average number of common shares outstanding during the period plus the effect of potential dilutive common shares during the period using the treasury stock method for options, warrants, performance based and restricted stock units, and if-converted method for convertible preferred shares.

Potential dilutive common shares include outstanding unvested restricted stock unit awards, deferred restricted stock units, performance based units, warrants and convertible preferred stock (collectively referred to as dilutive units) for periods in which we have reported net income. The 2024 dilutive units exclude the impact of 2,068,000 warrants exercisable at $8.02 per warrant, due to their anti-dilutive impact. For periods in which we reported net losses, potential dilutive units are excluded, as their conversion and exercise would not reduce earnings per share. Under the if-converted method, preferred shares would not dilute earnings per share in any of the periods presented.

The following table represents net income (loss) per common share – basic and diluted (in thousands, except income (loss) per share):

	Year ended December 31,
	2025	2024	2023

Numerator
Income (loss) from continuing operations	$258,059	$50,235	$(40,247)
Income (loss) from discontinued operations	63,653	(14,433)	(43,970)
Preferred stock dividends	(552)	(552)	(552)
Net income (loss) applicable to common stockholders	$321,160	$35,250	$(84,769)

Denominator
Basic weighted average common shares	651,965	620,848	605,668
Dilutive units	3,803	1,687	—
Diluted weighted average common shares	655,768	622,535	605,668

Basic income (loss) per share:
Income from continuing operations after preferred dividends	$0.39	$0.08	$(0.07)
Income (loss) from discontinued operations	0.10	(0.02)	(0.07)
Basic net income (loss) per common share after preferred dividends	$0.49	$0.06	$(0.14)

Diluted income (loss) per share:
Income from continuing operations after preferred dividends	$0.39	$0.08	$(0.07)
Income (loss) from discontinued operations	0.10	(0.02)	(0.07)
Diluted net income (loss) per common share after preferred dividends	$0.49	$0.06	$(0.14)

For the year ended December 31, 2023, 3,616,006 outstanding dilutive units were excluded from the computation of diluted loss per share, as our reported net loss would cause their conversion and exercise to have no effect on the calculation of loss per share.